Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2024-1
Statement to Securityholders
Determination Date: October 9, 2026

Payment Date	10/15/2026
Collection Period Start	9/1/2026
Collection Period End	9/30/2026
Interest Period Start	9/15/2026
Interest Period End	10/14/2026

Cut-Off Date Net Pool Balance	$1,116,124,822.45
Cut-Off Date Adjusted Pool Balance	$1,085,195,990.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Dec-25
Class A-2a Notes	$—	$—	$—	—	Oct-27
Class A-2b Notes	$—	$—	$—	—	Oct-27
Class A-3 Notes	$299,322,655.56	$20,984,121.25	$278,338,534.31	0.707161	Jul-29
Class A-4 Notes	$65,440,000.00	$—	$65,440,000.00	1.000000	Jan-30
Class B Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Feb-30
Class C Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Apr-30
Class D Notes	$10,850,000.00	$—	$10,850,000.00	1.000000	Jan-31
Total Notes	$397,312,655.56	$20,984,121.25	$376,328,534.31

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$411,724,756.96	$390,096,717.44	0.349510
YSOC Amount	$11,699,111.42	$11,055,193.15
Adjusted Pool Balance	$400,025,645.54	$379,041,524.29
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Reserve Account Balance	$2,712,989.98	$2,712,989.98

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.62200%	ACT/360	$—
Class A-2a Notes	$—	4.61000%	30/360	$—
Class A-2b Notes	$—	3.96850%	ACT/360	$—
Class A-3 Notes	$299,322,655.56	4.62000%	30/360	$1,152,392.22
Class A-4 Notes	$65,440,000.00	4.66000%	30/360	$254,125.33
Class B Notes	$10,850,000.00	4.89000%	30/360	$44,213.75
Class C Notes	$10,850,000.00	5.09000%	30/360	$46,022.08
Class D Notes	$10,850,000.00	5.43000%	30/360	$49,096.25
Total Notes	$397,312,655.56			$1,545,849.63

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$411,724,756.96	$390,096,717.44
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$400,025,645.54	$379,041,524.29
Number of Receivables Outstanding	29,741	28,938
Weighted Average Contract Rate	7.61%	7.62%
Weighted Average Remaining Term (months)	35.0	34.1

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,630,785.16
Principal Collections	$21,445,137.02
Liquidation Proceeds	$131,545.84
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$24,207,468.02
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$24,207,468.02

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$343,103.96	$343,103.96	$—	$—	$23,864,364.06
Interest - Class A-1 Notes	$—	$—	$—	$—	$23,864,364.06
Interest - Class A-2a Notes	$—	$—	$—	$—	$23,864,364.06
Interest - Class A-2b Notes	$—	$—	$—	$—	$23,864,364.06
Interest - Class A-3 Notes	$1,152,392.22	$1,152,392.22	$—	$—	$22,711,971.84
Interest - Class A-4 Notes	$254,125.33	$254,125.33	$—	$—	$22,457,846.51
First Allocation of Principal	$—	$—	$—	$—	$22,457,846.51
Interest - Class B Notes	$44,213.75	$44,213.75	$—	$—	$22,413,632.76
Second Allocation of Principal	$—	$—	$—	$—	$22,413,632.76
Interest - Class C Notes	$46,022.08	$46,022.08	$—	$—	$22,367,610.68
Third Allocation of Principal	$7,421,131.27	$7,421,131.27	$—	$—	$14,946,479.41
Interest - Class D Notes	$49,096.25	$49,096.25	$—	$—	$14,897,383.16
Fourth Allocation of Principal	$10,850,000.00	$10,850,000.00	$—	$—	$4,047,383.16
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,047,383.16
Regular Principal Distribution Amount	$2,712,989.98	$2,712,989.98	$—	$—	$1,334,393.18
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,334,393.18
Remaining Funds to Certificates	$1,334,393.18	$1,334,393.18	$—	$—	$—
Total	$24,207,468.02	$24,207,468.02	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$11,699,111.42
Increase/(Decrease)	$(643,918.27)
Ending YSOC Amount	$11,055,193.15

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$400,025,645.54	$379,041,524.29
Note Balance	$397,312,655.56	$376,328,534.31
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,712,989.98	$2,712,989.98
Target Overcollateralization Amount	$2,712,989.98	$2,712,989.98
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,712,989.98
Beginning Reserve Account Balance	$2,712,989.98
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,712,989.98

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.05%	15	$182,902.50
Liquidation Proceeds of Defaulted Receivables[2]	0.03%	126	$131,545.84
Monthly Net Losses (Liquidation Proceeds)			$51,356.66
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.16%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.36%
Current Collection Period			0.15%
Four-Month Average Net Loss Ratio			0.19%
Cumulative Net Losses for All Periods			$2,459,565.02
Cumulative Net Loss Ratio			0.22%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.22%	47	$839,672.83
60-89 Days Delinquent	0.09%	21	$368,891.93
90-119 Days Delinquent	0.03%	5	$107,687.93
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.34%	73	$1,316,252.69

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$110,928.89
Total Repossessed Inventory		10	$191,199.78

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		26	$476,579.86
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.07%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.10%
Current Collection Period			0.12%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.65	0.17%	37	0.13%